Business Combinations And Capital Reorganization - Summary of Details of the Purchase Consideration (Detail) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Aug. 04, 2022 USD ($)
AR Electronic Solutions SL [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Amount paid (in cash)	€ 4,200
Amount paid (in shares)	6,300
Setlement of pre-existing trade receivables with Wallbox group	(1,463)
Setlement of pre-existing trade payables with Wallbox group	998
Total	10,035
Coil, Inc [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Amount paid (in cash)	1,155	$ 1,155
Amount paid (in shares)	2,417
Total	€ 3,572	$ 3,572